SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the six months ended June 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	3,237	267.9
Granted during the period	526	402.8
Exercised during the period	-	-

Outstanding at December 31, 2023	3,763	$286.9
Granted during the period	3,421	100.7
Cancelled during the period	(6,395)	203.0

Outstanding at June 30, 2024	789	155.8
Exercisable at June 30, 2024	789	$155.8

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

789	1.75	$155.8	789	$155.8

789	1.75	$155.8	789	$155.8

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%